Accrued liabilities (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Accrued Liabilities Disclosure [Abstract]
Construction in progress	$ 428,100	$ 4,320,775
Non-equity incentive plan compensation	1,688,828	1,756,155
Other	413,736	829,970
Accrued liabilities, current, Total	$ 2,530,664	$ 6,906,900